Share-based payment (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of breakdown of the outstanding shares granted

Date		Quantity		Grant (1)
Grant	Vesting date	Shares granted	Outstanding shares	Fair value of the shares

07/01/21	07/01/24	2,883,737	368,287	28.58
07/01/22	07/01/25	4,703,472	2,056,022	14.11
06/01/23	06/01/26	4,726,960	4,726,960	7.38
07/01/23	07/01/26	2,108,504	2,082,859	8.98
		14,422,673	9,234,128
(1)	Amounts expressed in Brazilian Reais.

Schedule of roll forward granted options

Outstanding stocks as of December 31, 2021	5,395,519
Granted
Restricted stocks - July 2022	4,703,472
Exercised / Delivered:
Restricted stocks – grant of June, 2021	(189,285)
Restricted stocks – grant of June, 2020	(317,386)
Restricted stocks – grant of July, 2019	(83,175)
Restricted stocks – grant of June, 2019	(107,309)
Forfeiture (1) :
Restricted stocks – grant of July, 2022	(947,335)
Restricted stocks – grant of July, 2021	(1,554,424)
Restricted stocks – grant of June, 2020	(1,425,333)
Restricted stocks – grant of September, 2019	(22,867)
Restricted stocks - grant of July, 2019	(237,142)
Restricted stocks – grant of June, 2019	(82,203)
Outstanding stocks as of December 31, 2022	5,132,532
Granted
Restricted stocks - July 2023	2,108,504
Restricted stocks - June 2023	4,726,960
Exercised / Delivered:
Restricted stocks – grant of July, 2022	(282,887)
Restricted stocks – grant of July, 2021	(106,713)
Restricted stocks – grant of June, 2020	(149,618)
Forfeiture (1) :
Restricted stocks – grant of July, 2023	(25,645)
Restricted stocks – grant of July, 2022	(1,417,225)
Restricted stocks – grant of July, 2021	(463,260)
Restricted stocks – grant of June, 2020	(288,520)
Outstanding stocks as of December 31, 2023	9,234,128
(1)	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.